Prepaid Expenses and other current assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Prepaid Expense, Current					$ 0	$ 104,000
Research and Development Expense		$ 266,000	$ 50,000	$ 445,000	$ 1,147,000	1,226,000
GRDG Sciences, LLC. [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and Development Expense						$ 43,000